SEGMENTS AND GEOGRAPHIC AREA INFORMATION (Schedule of Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 134,906	$ 157,350
Goodwill	50,217	50,217
Expenditures in respect of long- lived assets	3,895	2,773
Depreciation and amortization	4,866	4,551	5,500
Surgical [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	38,027	35,004
Goodwill	16,581	16,581
Expenditures in respect of long- lived assets	930	1,008
Depreciation and amortization	1,561	1,631
Aesthetic [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	35,834	45,501
Goodwill	33,636	33,636
Expenditures in respect of long- lived assets	2,363	1,066
Depreciation and amortization	2,068	1,763
Ophthalmic [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	29,608	33,324
Goodwill
Expenditures in respect of long- lived assets	602	699
Depreciation and amortization	1,237	1,157
Unallocated expenses [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	31,437	43,521
Goodwill
Expenditures in respect of long- lived assets
Depreciation and amortization